36. Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related-party Transactions Tables
Related party income
Company	Concept	12.31.17	12.31.16	12.31.15

CYCSA	Claim to use poles	-	9,598	6,188
PESA	Electrical assembly service	1,494	-	-
	Reimbursement expenses	2,887	-	-
Transener	Reimbursement expenses	-	200	-
Transba	Reimbursement expenses	-	300	-
		4,381	10,098	6,188

Related party expenses
Company	Concept	12.31.17	12.31.16	12.31.15

EASA (Note 43)	Technical advisory services on financial matters	(41,274)	(36,708)	(22,791)
SACME	Operation and oversight of the electric power transmission system	(46,703)	(35,436)	(27,331)
Salaverri, Dellatorre, Burgio y Wetzler Malbran	Legal fees	(593)	(3,454)	(679)
PYSSA	Financial and granting of loan services to customers	-	(21)	(89)
OSV	Hiring life insurance for staff	(12,844)	(6,227)	-
ABELOVICH, POLANO & ASOC.	Legal fees	(482)	-	-
PISA	Interest Corporate Notes 2022	-	-	(2,110)
		(101,896)	(81,846)	(53,000)

Key Management personnel's remuneration
	12.31.17	12.31.16	12.31.15
Salaries	169,749	124,386	85,063
	169,749	124,386	85,063

Related party receivables and payables
	12.31.17	12.31.16
Other receivables - Non current
SACME	5,428	6,856
	5,428	6,856

Other receivables - Current
SACME	766	766
PESA	327	-
	1,093	766

Trade payables
OSV	(54)	-
EASA (Note 43)	(34,967)	-
PYSSA	-	(204)
	(35,021)	(204)

Other payables
SACME	(5,253)	(4,756)
	(5,253)	(4,756)